                                            Form N-1A
File No. 33-2430
         -------

                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No. -----

      Post-Effective Amendment No.   13
                                    ----

                                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   15
                     ----

                                (check appropriate box or boxes)

                                 THE ROCKWOOD GROWTH FUND, INC.
                       (Exact Name of Registrant as Specified in Charter)

                            P.O. BOX 50313, IDAHO FALLS, IDAHO 83405
                       (Address of Principal Executive Office)  (Zip Code)

               Registrant's Telephone Number, including Area Code:(208) 522-5593

                    ROSS H. FARMER, P.O. BOX 50313, IDAHO FALLS, IDAHO 83405
                            (Name and Address of Agent for Services)

Approximate Date of Proposed Public Offering ---------------------

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/X/ on February 28, 1996 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on ______________ pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has elected to maintain registration of an indefinite number of shares of common stock, $.10 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. The registrant's most recent 24f-2 was filed on December 29, 1995.

                                 THE ROCKWOOD GROWTH FUND, INC.

                                        TABLE OF CONTENTS

CROSS REFERENCE SHEET                                                      4

PART A
      PROSPECTUS                                                           5

PART B
      STATEMENT OF ADDITIONAL INFORMATION                                 21

PART C
      OTHER INFORMATION

      ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

            (a)   Financial Statements                                    30
            (b)   Exhibit (b) (1) Articles of Incorporation               41
                  Exhibit (b) (2) By-Laws                                 41
                  Exhibit (b) (4) Specimen Security                       41
                  Exhibit (b) (5) Investment Advisory Contracts           41
                  Exhibit (b) (8) Custody Agreement                       42
                  Exhibit (b) (9) Other Material Contracts
                    A.  Agency Agreement                                  42
                    B.  Share Purchase Application                        42
                    C.  Application for Individual
                          Retirement Account                              42
                  Exhibit (b) (10) Opinion of Consent                     42
                  Exhibit (b) (11) Consent of Accountant                  42
                  Exhibit (b) (14) Model Plan Used in
                                      Establishment of Retirement
                                      Plan (IRA)                          42

      ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON
                CONTROL WITH REGISTRANT                                   43

      ITEM 26  NUMBER OF SECURITIES HOLDERS                               43

      ITEM 27  INDEMNIFICATION                                            43

      ITEM 28  BUSINESS OR OTHER CONNECTIONS OF
                INVESTMENT ADVISER                                        44

      ITEM 29  PRINCIPAL UNDERWRITERS                                     44

      ITEM 30  LOCATION OF ACCOUNTS AND RECORDS                           44

      ITEM 31  MANAGEMENT SERVICES                                        44

      ITEM 32  UNDERTAKINGS                                               44

                                 THE ROCKWOOD GROWTH FUND, INC.

                                      Cross Reference Sheet

FORM N-1A REFERENCE                             PROSPECTUS REFERENCE

Item 1.  Cover Sheet                            Cover Sheet

Item 2.  Synopsis                               Summary; Fee Tables

Item 3.  Condensed Financial                    Per Share Income &
          Information                           Capital Changes

Item 4.  General Description of                 History of the Fund;
          Registrant                            Investment Objectives
                                                and Policies

Item 5.  Management of the Fund                 Management of the Fund
                                                and Administrative
                                                Expenses

Item 5A. Management's Discussion                Management of the Fund
          of Fund Performance                   and Administrative
                                                Expenses

Item 6.  Capital Stock and Other                Capital Stock; How to
          Securities                            Purchase Shares;
                                                Dividends, Distributions,
                                                and Taxes

Item 7.  Purchase of Securities                 How to Purchase Shares;
          Being Offered                         Pricing of Shares for
                                                Purchase or Redemption;
                                                Individual Retirement
                                                Accounts

Item 8.  Redemption or Repurchase               Redemption of Shares

Item 9.  Pending Legal Proceedings              Not Applicable

THIS PROSPECTUS CONTAINS INFORMATION YOU NEED TO KNOW ABOUT THIS INVESTMENT COMPANY. IT IS IMPORTANT THAT YOU READ THIS INFORMATION CAREFULLY BEFORE YOU DECIDE TO INVEST.

A STATEMENT OF ADDITIONAL INFORMATION ABOUT THE COMPANY, DATED FEBRUARY 28, 1996 HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCLUDED WITH THE PROSPECTUS AS PART B.


                                 THE ROCKWOOD GROWTH FUND, INC.
                                    545 SHOUP AVENUE, NO. 303
                                         P.O. BOX 50313
                                    IDAHO FALLS, IDAHO  83405

                               PROSPECTUS DATED FEBRUARY 28, 1996


                  THE OBJECTIVE OF THE ROCKWOOD GROWTH FUND, INC. IS TO SEEK LONG-TERM CAPITAL APPRECIATION. PURSUANT TO THIS OBJECTIVE, THE FUND ORDINARILY WILL INVEST ALL OF ITS ASSETS IN COMMON STOCKS, SECURITIES CONVERTIBLE INTO COMMON STOCKS, AND PREFERRED STOCKS.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE

                                             SUMMARY

THE ROCKWOOD GROWTH FUND, INC. is an open end diversified no-load management investment company, an arrangement whereby a number of persons invest in a company which itself invests in securities. This kind of arrangement is commonly called a mutual fund. The objective of the Fund is to seek long-term capital appreciation. This objective will be pursued through investment in common stocks, securities convertible into common stocks, and preferred stocks. Any income which the Fund earns is incidental to its objective of capital appreciation. The risks associated with an investment in the Fund are those related to fluctuations in the market value of the Fund's portfolio. (See "Investment Objective and Policies"). There is no assurance that the Fund's objective will be met, or that there will not be a substantial loss in any given investment. Also, at any time, the value of the Fund's shares may be more or less than the investor's cost. The Fund is not intended for investors who have as their primary objective conservation of capital. The Fund may purchase shares of closed end investment companies.

The shares offered are $.10 Par Value Common Shares. These shares are offered continuously by the Fund itself at the next determined net asset value. The Fund retains the full amount paid by the purchaser of shares. The initial purchase of Fund shares must be in an amount of at least $100.00. Subsequent purchases may be in any amount. The Fund has available to interested shareholders automatic monthly investment through its Pre-Authorized Check Plan. (See "How To Purchase Shares, Capital Stock and Share Purchase Application").

The shares are redeemable upon the demand of the investor, at the next determined net asset value. (See "Redemption of Shares"). Aspen Securities and Advisory, Inc. serves as Investment Adviser to the Fund at a basic fee of 0.7% per year of average net assets up to $50 million, 0.6% of the next $350 million and 0.5% of the excess over $400 million. (See "Investment Adviser").

                                            FEE TABLE

Annual Fund Operating Expenses for the Fiscal Year Ended October 31, 1995:
(as a percentage of average net assets)


      Investment Advisory Fee                                           0.00%

      Other Expenses                                                    2.30%

            Professional Fees                               1.62%

            Custodial and Transfer Agent Services           0.28%

            Other Costs                                     0.40%

      Total Fund Operating Expenses                                     2.30%
                                                                        ------


-----------------------------------

Example:                              1 YEAR  3 YEAR   5 YEAR  10 YEAR

You would pay the following
expenses on a $1,000 invest-
ment, assuming (1) 5% annual
return and (2) redemption at
the end of each time period:          $24.15  $74.34   $127.16  $271.62


THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES. ACTUAL RETURNS OR EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Fund and Administrative Expenses" in this prospectus and the financial statements and notes contained in the Statement of Additional Information.

                                      FINANCIAL HIGHLIGHTS
                          (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

The following financial information for the fiscal years ending October 31, 1987, 1988, 1989, 1990, 1991, 1992, 1993, 1994 and 1995 have been audited by
Coopers & Lybrand L.L.P., the Fund's current independent public accountants, and for the ten month period ending October 31, 1986 has been audited by Rudd & Company, Chartered, the Fund's former independent public accountants; provided, however, that the footnotes to the following table and the Portfolio Turnover Rate ratios have not been so audited. This table should be read in conjunction with the Fund's financial statements and the notes thereto.

                                                THE ROCKWOOD GROWTH FUND, INC.

Financial Highlights

                                             Year               Year               Year               Year               Year
                                            Ended              Ended              Ended              Ended              Ended
                                          10/31/95           10/31/94           10/31/93           10/31/92           10/31/91
Selected Per Share Data:
Net asset value, beginning
   of period                               $ 16.61            $ 16.32            $ 12.42            $ 11.32            $  9.56
                                           -------            -------            -------            -------            -------
Income (loss) from investment
   operations:
      Net investment income (loss)            (.31)              (.22)              (.26)              (.12)              (.01)
      Net realized and unrealized
         gain (loss) on investments           2.43                .51               4.16               1.22               1.83
                                           --------           ---------          ---------          ---------          ---------

Total from investment operations              2.12                .29               3.90               1.10               1.82
                                           ---------          ---------          ---------          ---------           ---------

Less Distributions:
   From net interest income                    .00                .00                .00                .00               (.06)
   From net realized gain on
      investments                              .00                .00                .00                .00                .00
                                           ---------          ---------          ---------          ---------           ---------

   Total distributions                         .00                .00                .00                .00               (.06)
                                           ---------          ---------          ---------          ---------           ---------

Net asset value, end of period             $ 18.73            $ 16.61            $ 16.32            $ 12.42             $ 11.32
                                           =========          =========          =========          =========           =========

Total return*                                12.76 %             1.78 %            31.40 %             9.72 %             19.04 %

Ratios and Supplemental Data:
   Net assets, end of period               $773,871           $714,155           $737,962           $599,582            $876,782
   Ratio of expenses to average
      net assets                              2.30 %             2.00 %             2.81 %             2.46 %              2.15 %
   Ratio of expenses to average
      net assets before expense
      reimbursement                           3.00 %             2.82 %             2.90 %             2.49 %              2.15 %
   Ratio of net investment income
      (loss) to average net assets           (1.77)%            (1.38)%            (1.67)%            (1.09)%              (.15)%
   Portfolio turnover rate                   30.04 %            18.26 %            19.28 %            13.28 %             14.35 %

Financial Highlights

                                             Year               Year               Year               Year             Ten-Month
                                            Ended              Ended              Ended              Ended           Period Ended
                                          10/31/90           10/31/89           10/31/88           10/31/87            10/31/86
Selected Per Share Data:
Net asset value, beginning
   of period                               $ 14.96            $ 13.05            $  9.93            $ 11.25            $ 10.22
                                           -------            -------            -------            -------            -------
Income (loss) from investment
   operations:
      Net investment income (loss)             .03               (.01)               .01                .12               .37
      Net realized and unrealized
         gain (loss) on investments          (4.93)              2.06               3.30               (.69)               .66
                                           --------           ---------          ---------          ---------          ---------

Total from investment operations             (4.90)              2.05               3.31               (.57)              1.03
                                           ---------          ---------          ---------          ---------           ---------

Less Distributions:
   From net interest income                    .00                .00               (.19)              (.37)               .00
   From net realized gain on
      investments                             (.50)              (.14)               .00               (.38)               .00
                                           ---------          ---------          ---------          ---------           ---------

   Total distributions                        (.50)              (.14)              (.19)              (.75)               .00
                                           ---------          ---------          ---------          ---------           ---------

Net asset value, end of period             $  9.56            $ 14.96            $ 13.05            $  9.93             $ 11.25
                                           =========          =========          =========          =========           =========

Total return*                               (32.75)%            15.71 %            33.33 %            (5.07)%             10.08 %

Ratios and Supplemental Data:
   Net assets, end of period               $865,459         $1,544,824           $722,172           $410,461            $127,534
   Ratio of expenses to average
      net assets                              1.83 %             1.81 %             2.01 %             1.17 %               .87 %
   Ratio of expenses to average
      net assets before expense
      reimbursement                           1.83 %             1.81 %             2.01 %             1.17 %              6.76 %
   Ratio of net investment income
      (loss) to average net assets             .25 %             (.09)%              .07 %             1.53 %              3.30 %
   Portfolio turnover rate                   37.51 %            55.83 %            42.00 %            30.00 %             31.00 %


*  Total return for period of less than one year is not annualized

During the year ended 10/31/86, the Investment Adviser voluntarily waived the payment of advisory fees which, if they had been paid, would have been $655. For the years ended 10/31/87 and 10/31/88, the Investment Adviser voluntarily waived a portion of its advisory fee, which portions totaled $1,050 and $343, respectively.

                                       HISTORY OF THE FUND

The Fund is an open end, no-load diversified management investment company, organized as a corporation under the laws of the State of Idaho on March 7, 1985, under the name THE ROCKWOOD GROWTH FUND, INC. (See "Special Risks").

                                INVESTMENT OBJECTIVE AND POLICIES

The Fund's objective is to seek long-term capital appreciation. This objective will be pursued through investment in common stocks, securities convertible into common stocks, and preferred stocks. Any income which the Fund earns is incidental to its objective of capital appreciation. When the Fund deems a temporary defensive position appropriate, it will invest in securities of the U.S. government and/or its agencies and instrumentalities. There is no assurance that these objectives will be achieved. The Fund reserves the right to change these objectives upon approval of the Board of Directors.

The Fund intends to invest during normal market conditions in equity securities if, in the opinion of the Investment Adviser, they are available at prices less than their intrinsic value. Intrinsic value is a term reflecting an analyst's subjective view of a company's worth. It may be based on such things as book value, "hidden assets" (assets carried on the books of a corporation below market value), the discounted present value of a natural resource (oil, gas, timber, silver, etc.) or an earnings history. Buying below intrinsic value implies that the Adviser believes that the company's real worth is not fully valued by the market.

The Fund will purchase common stocks, securities convertible into common stocks and preferred stocks that are traded on domestic stock exchanges and in the Over-The-Counter Market. Common stocks, securities convertible into common stocks, and preferred stocks are purchased primarily for their potential for long-term capital appreciation and not dividend yield or interest payments. Not more than 5% of the Fund's assets will be invested in convertible bonds.

The Fund may purchase shares of closed end investment companies.

The following are fundamental policies that may not be changed without shareholder approval.

The Fund may not:

            Purchase more than 10% of the outstanding voting securities of any issuer. All convertible debt securities and all non-voting preferred stocks are each considered as one class.

            Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and securities of issuers which are not readily marketable.

            Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to 5% of the value of its total assets, in order to meet redemption requests.

The Fund may invest up to 5% of its assets in securities which are secured by real estate and securities of issuers which invest or deal in real estate. The market price of such securities may vary with real estate values and/or the liquidity of the real estate holdings.

Equity and convertible debt securities purchased by the Fund may be affected by changes in interest rates. The investor should bear in mind that every investment carries risk. All investments are made on the recommendation of the Investment Adviser and are subject to the approval of the Board of Directors. The Fund will not invest in securities issued by broker/dealers that execute the Fund's portfolio brokerage transactions.

The Fund's investments are subject to risks based upon the general trend of the stock market and to changes in the asset value of the securities acquired. Subject to compliance with Section 12(d) and 12(e) of the Investment Company Act of 1940, the Fund may also, from time to time, invest in the securities of closed-end investment companies listed on exchanges or in the Over-The-Counter market, subject to the restriction that such securities will not be purchased
except in the open market.   Such investments shall not exceed 5% of the Fund's
assets. A security of a closed end investment company will only be purchased by the Fund if it is trading below its net asset value.

The Fund may from time to time borrow in an amount up to 5% of the value of its total assets for redemption purposes from a commercial bank.

                                       PORTFOLIO TURNOVER

The Fund's portfolio turnover rates for its fiscal years ending October 31, 1993, October 31, 1994, and October 31, 1995 were 19%, 18%, and 30%, respectively.

                       MANAGEMENT OF THE FUND AND ADMINISTRATION EXPENSES

A.    MANAGEMENT

      The Board of Directors of the Fund is elected annually by the share-holders. The board has responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Directors, in turn, elect the officers of the Fund who are responsible for administering the day-to-day operations of the Fund.

B.    INVESTMENT ADVISER

      The Fund's investment portfolio is managed by Aspen Securities and Advisory, Inc., an Idaho corporation (Aspen or the Investment Advisor), which was incorporated April 4, 1983 for the purpose of providing investment advice. The principal business address of the Investment Adviser is 545 Shoup Avenue, No. 303, Idaho Falls, Idaho 83402. Its mailing address is P.O. Box 50313, Idaho Falls, Idaho 83405. The Investment Adviser is controlled by Ross H. Farmer, its principal stockholder, who owns 79% of the outstanding stock of Aspen
      Securities and Advisory, Inc. and is a controlling person as the term is defined in the Investment Company Act of 1940. Prior to the organization of Aspen Securities and Advisory, Inc., Mr. Farmer was employed as a stockbroker by Piper, Jaffray and Hopwood, Inc., an investment firm headquartered in Minneapolis, Minnesota and subsequently served as a General Partner of Wilmac Partnership, Ltd., an Idaho limited partnership investing in stocks and bonds with investment objectives and policies similar to those of the Fund.

      The Investment Adviser provides the Fund investment advisory services and the overall management of the Fund's business affairs. The portfolio manager of the Fund is Ross H. Farmer. Mr. Farmer has managed the Fund from its inception which includes the past five years.

      The Adviser receives a basic fee of 0.7% per year of the average net assets up to $50 million, plus 0.6% of the next $350 million and .5% of the excess over $400 million. The fee is paid quarterly.

      The Adviser also pays all promotional expenses of the Fund without reimbursement by the Fund, (e.g., advertising, printing of prospectuses, postage, etc.).

                             $10,000 ROCKWOOD & VALUELINE ARITHMETIC
                                 Inset:  Average Annual Returns


           DATE                          ROCKWOOD                      VALUELINE

            4/86                         $10,220                       $10,000
           10/86                          11,250                        10,030
           10/87                          10,632                         9,556
           10/88                          14,240                        11,987
           10/89                          16,499                        13,982
           10/90                          10,897                        10,611
           10/91                          12,978                        15,765
           10/92                          14,239                        17,442
           10/93                          18,710                        21,932
           10/94                          19,042                        22,781
           10/95                          21,484                        26,475


                                              Inset

                  PERIOD                  ROCKWOOD                VALUELINE

                  1 year                    12.76                   16.21
                  3 year                    14.70                   14.92
                  5 year                    14.59                   20.06
                  Since Inception
                  (4/30/86)                  8.13                   10.79

Past performance is not predictive of future performance.

For fiscal year 1995, the Fund appreciated 12.76%. The gain is attributable to the general appreciation of the Fund's holdings, not any particular company or industry group.

                                       EXPENSE LIMITATIONS

      The Adviser is required, by the Management Agreement and by Article IX of the Fund's By-Laws, to reimburse the Fund quarterly if the aggregate annual expenses of every character exclusive of interest, taxes, extra-ordinary expenses, brokerage commissions and other transaction costs shall exceed three percent (3%) of the first $2 million and one and one-half percent (1-1/2%) of the next $28 million of average net assets of the Fund and one percent (1%) of average net assets over $30 million calculated on a monthly or more frequent basis. The Fund's total expenses before reimbursement for the fiscal year ending October 31, 1995 were $21,905. The Fund pays expenses which include interest, taxes, fees of directors who are not interested persons of the Fund, other fees and commissions, administrative expenses directly related to the issuance and redemption of shares including expenses of registering or qualifying shares for sale, charges of custodians, transfer agents, and registrars, costs of printing and mailing reports and notices to existing shareholders, audit and legal services and other expenses not expressly assumed by the Adviser. (See, "Investment Advisory and other Services" for categories of expenses.)

C.    TRANSFER AND DIVIDEND DISBURSING AGENT

      Aspen Securities and Advisory, Inc., 545 Shoup Avenue, No. 303, Idaho Falls, Idaho 83402, acts as the Fund's transfer and dividend disbursing agent. Aspen Securities and Advisory, Inc. provides these services under an Agency Agreement approved by the Fund's Board of Directors on September 28, 1985. The fee for the service is the lesser of (1) fifty cents per shareholder account, per month, or (2) an amount determined by multiplying the ratio of the Fund's net assets to the total assets under management by the Adviser by the sum of salaries, employment taxes and the fringe benefits of the Adviser's employees engaged predominantly in processing transactions and Fund shares, plus the expenses associated with the computer system used to maintain the Fund's shareholder records. Such fee for fiscal year ending October 31, 1995 was $528.00. The fee was calculated using Method No. 1. (See, "Agency Agreement with Adviser").

D.    CUSTODIAN

      The Bank of Commerce, 205 "A" Street, Idaho Falls, Idaho, serves as Custodian to the Fund. The Custodian does not share in or have any responsibility for investment decisions. It retains possession of the Fund's assets and receives and disburses them upon the direction of the Fund's Board of Directors.

                               DIVIDENDS, DISTRIBUTIONS AND TAXES

In accordance with the Fund's share purchase application, all dividends and distributions will be reinvested in additional shares unless the shareholder requests otherwise in writing to Aspen Securities and Advisory, Inc., P.O. Box 50313, Idaho Falls, Idaho 83405. Accumulation of shares through reinvestment of dividends and distributions will not protect against loss in value in declining markets and does not assure a profit.

The Fund will distribute substantially all of its net income and capital gains to shareholders and such distributions, whether taken in cash or reinvested, are subject to Federal income tax and may be subject to state and local income tax. Fund income and short-term capital gain distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as long-term capital gain. The shareholders may be proportionately liable for taxes on income and capital gains of the Fund but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund will inform shareholders and the Internal Revenue Service of the amount and nature of such distributions. The Fund intends to remain qualified for tax treatment under Subchapter M of the Internal Revenue Code.

                                          CAPITAL STOCK

The Fund's authorized capital consists of 100,000,000 shares of $.10 par value common stock. All shares have equal voting, dividend and redemption rights. The shares are non-assessable and have no preemptive or conversion rights. Shareholder inquiries should be addressed to The Rockwood Growth Fund, Inc., P.O. Box 50313, Idaho Falls, Idaho 83405.

                          PRICING OF SHARES FOR PURCHASE OR REDEMPTION

The Fund determines the current net asset value of its shares daily at the close of trading on each business day that the New York Stock Exchange is open for trading (trading day). The New York Stock Exchange recognizes the following holidays: Christmas, Thanksgiving, New Year's, July 4, President's Day,

Memorial Day, Labor Day, and Good Friday. Net asset value per share is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

Investments in securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last reported sale price as of the close of the New York Stock Exchange ("Exchange"), unless the average daily volume as reported by Standard & Poor Corporation is less than 100,000 shares in which case the security will be priced at the mean between the bid and asked price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. When market quotations are not readily available, these securities are valued at fair value as determined in good faith by the Board of Directors. Short-term money market instruments with maturities of less than 60 days are valued at purchase price plus accrued interest or amortized discount. Net asset value represents the price for purchase orders received and shares tendered for redemption during the period following the previous price determination and prior to the closing of the New York Stock Exchange. For purchase orders received and shares tendered for redemption after the closing of the New York Stock Exchange, the Fund will determine net asset value as of the closing on the following trading day.

                                     HOW TO PURCHASE SHARES

Shares may be purchased directly from the Fund at the next determined net asset value. The Fund determines net asset value once daily. (See, "Pricing of Shares for Purchase or Redemption".) Purchase at net asset value means the net asset value as next determined after the purchase order is received. Written applications for the purchase of shares should be addressed to The Rockwood Growth Fund, Inc., P.O. Box 50313, Idaho Falls, Idaho 83405. A form for that purpose accompanies this prospectus. Personal checks, cashiers checks or money orders should be made payable to the Fund.

The minimum initial purchase is $100. No minimum is specified for subsequent purchases of Fund shares. Acceptance of any purchase is determined upon receipt at the office of the Fund. The Fund reserves the right to reject purchases under circumstances or in amounts considered disadvantageous to the Fund.

                                    PRE-AUTHORIZED CHECK PLAN

The Fund has available to its shareholders a Pre-Authorized Check Plan for automatic monthly investing. Forms are available upon request from The Rockwood Growth Fund, Inc., P.O. Box 50313, Idaho Falls, Idaho 83405.

                                      REDEMPTION OF SHARES

Shareholders wishing to redeem shares may offer them to the Fund by executing a written request for redemption, in the manner described below, to Aspen Securities and Advisory, Inc., P.O. Box 50313, Idaho Falls, Idaho 83405. If the redemption request is received at Aspen's office in proper form on or before the closing time of the Exchange on a day which the Exchange is open for business, the shares will be redeemed at the net asset value determined as of the close of the Exchange on that day, which net asset value will be effective for all offers received prior to such closing time. If a redemption request is received after the time of closing of the Exchange on any day, the shares will be redeemed at the net asset value determined as of the close of the Exchange on the next day on which the Exchange is open.

The applicable procedures for redemption are:

(a) If certificates for the shares to be redeemed have been retained by Aspen for safekeeping, the written redemption request should be signed exactly as the account is registered, with the signatures thereon guaranteed by a commercial bank or member firm of a national securities exchange; or,

(b) If the certificates for the shares to be redeemed are held by the shareholder, the redemption request must be accompanied by such stock certificates, properly endorsed for transfer, or if not so endorsed, by the stock certificates and appropriate properly endorsed stock powers, and, in either case, the signatures must be guaranteed by a commercial bank or a member firm of a national securities exchange.

Payment of monies will be made within seven days after receipt by Aspen of the redemption request in proper form and accompanied by the appropriate documents as described above.

The net asset value of shares, on redemption, may be more or less than the investor's cost, depending upon the market value of the portfolio's securities at the time of redemption. The Fund intends to make redemptions in cash.

Under the Investment Company Act of 1940 redeemable shares must be redeemed at the next determined net asset value with the distribution of such proceeds being made within 7 days. The Fund may suspend the right of redemption or postpone payment during any period (a) when the Exchange is closed for other than weekends and holidays; or (b) when the Securities and Exchange Commission has by order permitted such suspension; or (c) when the Securities and Exchange Commission shall by rule or regulation determine the conditions under which trading on the Exchange will be deemed restricted; or (d) under which any emergency shall be deemed to exist making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable as determined by the Securities and Exchange Commission.

In the case of recently purchased shares, proceeds will not be mailed until the Fund is satisfied that checks given in payment of shares being redeemed have cleared. It is the practice of the Fund to hold redemption payment until the purchase check has cleared which may take up to 15 days. If the share purchase is made by a bank certified check the 15 day period will be waived.

                                 INDIVIDUAL RETIREMENT ACCOUNTS

An Individual Retirement Account Plan (an "IRA Plan") is available to employed (including self-employed) persons and their non-employed spouses. All contributions to such an IRA Plan are invested in shares of the Fund. The Bank of Commerce serves as Trustee under IRA plans. The Trustee's fee and other information about an IRA Plan are disclosed in Plan documents including a disclosure statement that may be obtained from the Fund. Requests to establish an IRA and inquiries regarding the same should be addressed to The Rockwood Growth Fund, Inc., P.O. Box 50313, Idaho Falls, Idaho 83405.

                                             COUNSEL

Hopkins, Roden, Crockett, Hansen & Hoopes, counsel for the Fund, has passed upon the legality of the shares offered by this prospectus.

THE ROCKWOOD GROWTH FUND, INC.
      P.O. Box 50313
      Idaho Falls, Idaho 83405

BOARD OF DIRECTORS
      Ross H. Farmer
      James C. Herndon
      Ronald W. Kiehn
      G. Holton Quinn

INVESTMENT ADVISER
      Aspen Securities and Advisory, Inc.

CUSTODIAN
      The Bank of Commerce

COUNSEL
      Hopkins, Roden, Crockett, Hansen & Hoopes

INDEPENDENT ACCOUNTANTS
      Coopers & Lybrand L.L.P.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
      Aspen Securities and Advisory, Inc.

                                 THE ROCKWOOD GROWTH FUND, INC.

                            A mutual fund whose objective is to seek
                                 long-term capital appreciation.






                                        PROSPECTUS DATED

                                        February 28, 1996

                                 THE ROCKWOOD GROWTH FUND, INC.
                                  REGISTRATION STATEMENT PART B
                               STATEMENT OF ADDITIONAL INFORMATION
                                     Date: February 28, 1996

This Statement of Additional Information ("Statement of Additional Information") contains information that may be of interest to investors, but is not included in the Prospectus of The Rockwood Growth Fund, Inc., or which is merely summarized in the Prospectus. This Statement is not a prospectus. It relates to and should be read in conjunction with the prospectus for The Rockwood Growth Fund, Inc., dated February 28, 1996. Investors may obtain a free copy of the Prospectus by request to The Rockwood Growth Fund, Inc., P.O. Box 50313, Idaho Falls, Idaho 83405.

                    TABLE OF CONTENTS AND CROSS-REFERENCE SHEET TO PROSPECTUS

                                    STATEMENT           PROSPECTUS
      DISCUSSION                      PAGE            TITLE AND PAGE

  I.  Investment Objectives                           "Investment
      and Policies                     22             Objectives and
                                                      Policies, p.9

 II.  Management of the Fund           25             "Management of the
                                                      Fund and Administrative
                                                      Expenses", p.12

III.  Control Person and                              Not discussed in
      Principal Holders of                            Prospectus
      Securities                       25

 IV.  Investment Advisory                             "Management of the
      and Other Services               26             Fund and Administrative
                                                      Expenses", p.12

      (a)  Controlling Persons         26             "Management of the
                                                      Fund and Administrative
                                                      Expenses", p.12

      (b)  Services Provided                          "Management of the
          by Adviser                   26             Fund and Administrative
                                                      Expenses", p.12

      (c)  Agency Agreement                           "Management of the
          with Adviser                 27             Fund and Administrative
                                                      Expenses", p.12


  V.  Brokerage Allocation             27             Not Discussed in
                                                      the Prospectus

 VI. Purchase, Redemption and                         "Pricing of Shares
      Pricing of Securities            28             for Purchase or
                                                      Redemption", p.15

APPENDIX A.  Corporate Bond Ratings                   Not Discussed in
               and Description of                     Prospectus
               U.S. Government
               Securities              29


  I.  INVESTMENT OBJECTIVES AND POLICIES

      A.    Fundamental Policies

            The following fundamental policies may not be changed without the approval of the holders of a majority of the Fund's outstanding common stock. The Fund will not:

            1. Purchase securities of an issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's assets would be invested in securities of that issuer.

            2. Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

            3. Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and securities of issuers which are not readily marketable.

            4. Make loans to others (except through the purchase of debt obligations in accordance with its investment objectives and policies).

            5. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to 5% of the value of its total assets, in order to meet redemption requests. If, for any reason, the current value of the Fund's total assets fall below an amount equal to twenty times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. Money will be borrowed from a commercial bank.

            6. Make short sales of securities, purchase any securities or margin, or write, put or call options.

            7. Concentrate more than 25% of the value of its assets in any one industry.

            8. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its Investment Adviser own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

            9. Invest for the purpose of exercising control or management of another issuer.

            10. Invest in commodities or commodity futures contracts or in real estate, or real estate mortgage loans, although it may invest up to 5% in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

            11. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

            12. Purchase securities of other open end investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. Closed end investment company securities will not be purchased except those purchased in the open market and only those with no commission or profit other than those with regular brokerage commissions, subject to Section 12 of the Investment Company Act of 1940.

            13. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

            14. Issue Senior securities as defined in the Investment Company Act of 1940.

            15. Invest any of the Fund's assets in securities restricted as to disposition under federal securities laws.

            If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of net assets will not be considered a violation except the investment restriction on borrowing money.

 II.  MANAGEMENT OF THE FUND

      A.  Officer and Director Information:

      The Officers and Directors of the Fund are listed below, together with information regarding their principal business occupations during at least the last five years and their ages.


                                                  Principal
                              Position(s)        Occupation(s)
                              Held With           During Past
Name and Address              the Fund               5 Years              Age

Ross H. Farmer*               President         President of the          53
129 Princeton Court           Director          Fund and the
Rexburg, ID  83440                              Adviser to the Fund.

James C. Herndon              Director          District Judge,           53
P.O. Box 717                                    Seventh Judicial
Blackfoot, ID  83221                            District, State of
                                                Idaho.

Ronald W. Kiehn*              Director          President and             69
P.O. Box 4152                                   controlling share-
Jackson, WY  83001                              holder Rimrock, Inc.
                                                a consulting and
                                                investment firm.

G. Holton Quinn               Director          President of Q-B          56
Route 1, Box 223Q                               Corporation, a
Salmon, ID  83467                               manufacturer of
                                                glulam beams.


*Messrs. Farmer and Kiehn are interested persons of the Fund, as defined by the Investment Company Act of 1940.

Mr. Farmer is an officer and director of the Adviser and owns 79% of its voting stock. Mr. Kiehn is a director of the Adviser and owns 2% of its voting stock. The Fund is in compliance with Section 10(d) of the Investment Company Act of 1940.

III.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 1995 no person beneficially owned either directly or through one or more controlled companies, more than 25% of the voting securities of the Fund. As of the same date, the following persons owned of record and beneficially, in amounts stated after their names, 5% or more of the Fund's out-standing securities:

Name and Address              Number of Shares              Percentage

Ronald W. Kiehn                  4,979.837                      12.1%
P.O. Box 4152
Jackson, WY  83001

Pfendler Family                  3,411.585                       8.3%
Revocable Living Trust
2507 Harsh Avenue, S.E.
Massillon, OH  44646

G. Holton Quinn                  2,090.915                       5.1%
Route 1, Box 223Q
Salmon, ID  83467

Ross H. Farmer                   2,048.431                       5.0%
129 Princeton Court
Rexburg, ID  83440


The officers and directors of the Fund own, as a group, 22% of the outstanding voting securities of the Fund.

 IV.  INVESTMENT ADVISORY AND OTHER SERVICES

      A.    CONTROLLING PERSONS

            The Fund's Investment Adviser, Aspen Securities and Advisory, Inc., is controlled by Mr. Ross H. Farmer, who as of this filing is the holder of 79% of its voting securities. Ross H. Farmer is an affiliated person of the Adviser and the Fund, and President of both.

      B.    SERVICES PROVIDED BY ADVISER

            Under an Advisory contract dated November 14, 1985, and amended April 20, 1986, the Adviser provides the Fund with investment advisory services, office space, and personnel. Under the Advisory Contract, the Adviser pays the salaries and fees of the Fund's officers and directors who are interested persons of the Fund and all clerical expenses relating to the Fund's investments. The Fund does compensate the Adviser for stationery, postage and supplies used solely in the performance of its services as transfer and dividend disbursing agent.
            (See, "Expense Limitations").

      C.    AGENCY AGREEMENT WITH INVESTMENT ADVISER

            On September 28, 1985, the Fund's Board of Directors considered and approved an Agency Agreement with the Adviser, under which the Adviser would act as stock registrar, transfer agent, and dividend disbursing agent. Three of the four disinterested directors attended the September 28, 1985 board meeting and unanimously approved the Agency Agreement with the Adviser.

      D.    AMOUNTS PAID ADVISER

            The total dollar amount paid to the Adviser by the Fund under the investment advisory contract for the last three fiscal years was $14,920.20. During fiscal years ended October 31, 1993, 1994 and 1995, the Adviser's management fee was $4,911.53, $4,896.49, and $5,112.18 respectively.

      E.    PERSONAL SECURITIES TRANSACTIONS

            Access persons (officers, advisory persons, but not directors) are permitted to engage in personal investing, but are required to report transactions and cannot purchase or sell securities being considered for purchase or sale by the Fund, or being purchased or sold by the Fund.

  V.  BROKERAGE ALLOCATION

Placement of the Fund's orders to buy and sell portfolio securities is the responsibility of the Investment Adviser. Such decisions are made for the Investment Adviser by its President, Mr. Ross H. Farmer. Policies underlying the allocation of brokerage are subject to review by the Fund's Board of Directors. In the allocation of such orders and the resulting commissions, the following factors are considered:

      The services furnished by the broker in providing price quotations or publications which are not available for cash;

      The allocation to the Fund of desired underwritten securities;

      The part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention and providing information, research, (e.g., published reports) and analysis with respect thereto;

      Rates of commission.

Brokerage commissions paid in fiscal years ended October 31, 1993, 1994 and 1995 were $2,010.07, $2,902.15, and $7,349.79 respectively. It is the Fund's policy to secure, consistent with good execution, the highest possible price on sales and the lowest possible price on purchases of securities. Since brokers are compensated through commissions for services described above and since commissions may be paid at varying rates, sales even at the highest possible price may not yield the maximum possible net proceeds and purchases even at the lowest possible price may not be made at the lowest possible overall cost.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, commission paid to brokers or dealers for effecting securities transactions may exceed the amount of commission which another broker or dealer would have charged for effecting such transactions, if the Adviser has determined in good faith that such charges are reasonable in view of quotation or research services provided by such broker or dealer. The Adviser's authority to incur such fees is subject to policy review by the Fund's Board of Directors. The receipt of quotation services from a broker relieves the Adviser of certain expenses which it would otherwise incur. Any information and analyses received from brokers supplements the Adviser's activities and facilities, but does not reduce its expenses. At such time as additional advisory clients are acquired, advice provided by brokers through whom the Fund effects securities transactions may be used by Aspen Securities and Advisory, Inc., in servicing clients other than the Fund. The Fund and the Adviser do not consider their facilities to be adequate for the conduct of over-the-counter trading and believe that better execution can usually be obtained through utilization of brokers rather than direct dealing with primary market makers. Thus, the Fund pays both the dealer's mark-up or mark-down and broker's commission for the same transaction. This practice results in greater costs to the Fund.

 VI.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES

The pricing of the Fund's shares for purchase and redemption is described in the Fund's Prospectus. (See, "Pricing of Shares for Purchase or Redemption"). Shares are offered to the public at the price set forth in the Prospectus, pursuant to written application as specified in the Prospectus. (See, "How to Purchase Shares").

Following is a specimen price make-up sheet showing, as of October 31, 1995, the computation of net asset value per share using the basis for valuation of the Fund's portfolio securities and other assets set forth in the Prospectus. (See, "Pricing of Shares for Purchase or Redemption").

                                  SPECIMEN PRICE MAKE-UP SHEET
                                        October 31, 1995

      Securities at Market,
        Cash and Other assets,
        (including accrued income)                    $775,512.28
      Liabilities (including
        accrued expenses)                                1,640.83
                                                      ------------
                                                      $773,871.45
                                                      ===========

      Number of Shares Outstanding                     41,307.579
      Net Asset Value, offering and
        redemption price per share                    $     18.73


TAX STATUS

The Fund intends to remain qualified under Subchapter M of the Internal Revenue Code (26 U.S.C. 851-856).

APPENDIX A. - Description of U.S. Government Securities

U.S. GOVERNMENT SECURITIES. These obligations are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Treasury bills, bonds and notes and certain obligations of Government agencies and instrumentalities, such as Government National Mortgage Association pass through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as securities of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Treasury; while others such as bonds issued by the Federal National Mortgage Association which is a private corporation, are supported only by the credit of the issuing instrumentality. Obligations not backed by the full faith and credit of the United States may be secured, in whole or part, by a line of credit with the U.S. Treasury or collateral consisting of cash or other securities which are backed by the full faith and credit of the United States. In the case of other obligations, the agency issuing or guaranteeing the obligation must be looked to for ultimate repayment.

                                REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The Rockwood Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Rockwood Growth Fund, Inc., including the schedule of portfolio investments in securities, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the nine years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. Financial highlights for the ten month period ended October 31, 1986 were examined by other auditors, whose report dated December 20, 1986 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Rockwood Growth Fund, Inc. as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended, in conformity with generally accepted accounting principles.

Coopers & Lybrand, L.L.P.
Salt Lake City, Utah
December 13, 1995

                                 THE ROCKWOOD GROWTH FUND, INC.
                               STATEMENT OF ASSETS AND LIABILITIES
                                     as of October 31, 1995



      ASSETS

Investments in securities, at value
  (identified cost $532,714)                                            $713,256
Cash                                                                       8,723
Receivable for investment securities sold                                 44,970
Other assets                                                               8,563
                                                                        --------
      Total assets                                                       775,512
                                                                        --------

      LIABILITIES

Accrued advisory fees                                                      1,641
                                                                        --------
      Total liabilities                                                    1,641
                                                                        --------
      Net assets                                                        $773,871
                                                                        ========

Net assets consist of:
      Capital stock (100,000,000 shares authorized
        41,307.579 outstanding)                                        $638,166
      Accumulated investment losses, net                                (44,589)
      Accumulated net realized losses                                    (2,847)
      Net unrealized appreciation of investments                        183,141
                                                                        --------
            Net assets (equivalent to $18.73 per
              share, based on 41,307.579 shares
              of capital stock outstanding)                             $773,871
                                                                        ========

                           The accompanying notes are an integral part
                                  of the financial statements.

                                 THE ROCKWOOD GROWTH FUND, INC.
                                     STATEMENT OF OPERATIONS
                               for the year ended October 31, 1995



Investment income:
  Interest                                                        $    590
  Dividends                                                          3,157
  Other                                                                133
                                                                  --------
                                                                     3,880
                                                                  --------
Expenses:
  Professional fees                                                 11,808
  Investment advisory fees                                           5,112
  Custodial fees                                                     2,061
  Other                                                              2,924
                                                                  --------
  Total expenses before reimbursement                               21,905
  Reimbursement of expenses                                         (5,103)
                                                                  --------
                                                                    16,802
                                                                  --------
    Net investment loss                                            (12,922)
                                                                  --------
    Realized and unrealized gain on investments:
      Net realized gain on investments                              15,079
      Net increase in unrealized appreciation
        on investments                                              82,217
                                                                  --------
      Net realized and unrealized gain on
        investments                                                 97,296
                                                                  --------

      Net increase in net assets from
        operations                                                $ 84,374
                                                                  ========

                           The accompanying notes are an integral part
                                  of the financial statements.

                                 THE ROCKWOOD GROWTH FUND, INC.
                               STATEMENT OF CHANGES IN NET ASSETS
                          for the years ended October 31, 1995 and 1994


                                                               1995        1994

Increase (decrease) in net assets from operations:
  Net investment loss                                      $(12,922)   $ (9,664)
  Net realized gain on investments                           15,079      58,104
  Net increase (decrease) in unrealized
    appreciation on investments                              82,217     (36,206)
                                                           --------    --------

      Net increase in net assets
        from operations                                     84,374      12,234
                                                          --------    --------

Net equalization charges                                                           344
                                                                              --------

Capital share transactions:
   Proceeds from shares sold                                33,986       9,906
  Redemption of shares                                     (58,644)    (46,291)
                                                          --------    --------
                                                           (24,658)    (36,385)
                                                          --------    --------

      Total increase (decrease) in net assets               59,716     (23,807)

Net assets:
  Beginning of period                                      714,155     737,962
                                                          --------    --------
  End of period (including undistributed
    accumulated net investment losses of
    $44,589 and $17,448, respectively) - Note 2           $773,871    $714,155
                                                          ========    ========


                           The accompanying notes are an integral part
                                  of the financial statements.

                                 THE ROCKWOOD GROWTH FUND, INC.
                         SCHEDULE OF PORTFOLIO INVESTMENTS IN SECURITIES
                                     as of October 31, 1995


                                                             Shares        Value

COMMON STOCK - 100%

Biotechnology - 1.9%
  Life Core Biomedical*                                      2,000      $ 19,625

Electronic Media - 12.8%
  Todd A/O Corp.                                            13,200       102,300
  Viacom, Inc.*                                                600        29,850
                                                                        --------
                                                                         132,150
Energy - 8.8%
  Tipperary*                                                 9,500        38,000

Food - 0.5%
 Smith's Food & Drug Centers, Inc.                             500        11,437

Insurance - 4.1%
  Investors Insurance Holding Co.*                           4,500        56,250

Manufacturing - 16.3%
  Buck Engineering*                                          6,000        30,000
  Cimetrix, Inc.*                                            8,000        44,000
  Oak Industries*                                            2,600        54,275
  Precision Cast Part                                        1,000        35,750
                                                                        --------
                                                                         164,025
Medical - 32.4%
  Cygnus Therapeutic Systems, Inc.                           1,000        16,250
  Innerdyne Corporation*                                    17,500        45,938
  Life Quest Medical, Inc.*                                  8,500        27,094
  Orthologic Corp.*                                          8,000        76,500
                                                                        --------
                                                                         165,782

                                            Continued

                           The accompanying notes are an integral part
                                  of the financial statements.

                                 THE ROCKWOOD GROWTH FUND, INC.
                  SCHEDULE OF PORTFOLIO INVESTMENTS IN SECURITIES, (Continued)
                                     as of October 31, 1995


                                                             Shares        Value

Offshore Drilling - 2.7%
  Noble Drilling*                                            3,000      $ 21,000

Real Estate - 6.0%
  Blue Ridge Big Boulder*                                    6,500        38,187

Telecommunications - 1.9%
  Intel Com Group, Inc.*                                     2,000        21,750

Transportation - 12.6%
  Transisco Industries*                                     13,600        45,050
                                                                        --------
    Total investments 100%
     (identified cost $532,714)                                         $713,256
                                                                        ========

* Non-income producing security (common stocks which have not paid at least one cash dividend during the preceding year).


                           The accompanying notes are an integral part
                                  of the financial statements.

                                              THE ROCKWOOD GROWTH FUND, INC.

Financial Highlights

                                             Year               Year               Year               Year               Year
                                            Ended              Ended              Ended              Ended              Ended
                                          10/31/95           10/31/94           10/31/93           10/31/92           10/31/91
Selected Per Share Data:
Net asset value, beginning
   of period                               $ 16.61            $ 16.32            $ 12.42            $ 11.32            $  9.56
                                           -------            -------            -------            -------            -------
Income (loss) from investment
   operations:
      Net investment income (loss)            (.31)              (.22)              (.26)              (.12)              (.01)
      Net realized and unrealized
         gain (loss) on investments           2.43                .51               4.16               1.22               1.83
                                           --------           ---------          ---------          ---------          ---------

Total from investment operations              2.12                .29               3.90               1.10               1.82
                                           ---------          ---------          ---------          ---------           ---------

Less Distributions:
   From net interest income                    .00                .00                .00                .00               (.06)
   From net realized gain on
      investments                              .00                .00                .00                .00                .00
                                           ---------          ---------          ---------          ---------           ---------

   Total distributions                         .00                .00                .00                .00               (.06)
                                           ---------          ---------          ---------          ---------           ---------

Net asset value, end of period             $ 18.73            $ 16.61            $ 16.32            $ 12.42             $ 11.32
                                           =========          =========          =========          =========           =========

Total return*                                12.76 %             1.78 %            31.40 %             9.72 %             19.04 %

Ratios and Supplemental Data:
   Net assets, end of period               $773,871           $714,155           $737,962           $599,582            $876,782
   Ratio of expenses to average
      net assets                              2.30 %             2.00 %             2.81 %             2.46 %              2.15 %
   Ratio of expenses to average
      net assets before expense
      reimbursement                           3.00 %             2.82 %             2.90 %             2.49 %              2.15 %
   Ratio of net investment income
      (loss) to average net assets           (1.77)%            (1.38)%            (1.67)%            (1.09)%              (.15)%
   Portfolio turnover rate                   30.04 %            18.26 %            19.28 %            13.28 %             14.35 %

Financial Highlights
                                             Year               Year               Year               Year             Ten-Month
                                            Ended              Ended              Ended              Ended           Period Ended
                                          10/31/90           10/31/89           10/31/88           10/31/87            10/31/86
Selected Per Share Data:
Net asset value, beginning
   of period                               $ 14.96            $ 13.05            $  9.93            $ 11.25            $ 10.22
                                           -------            -------            -------            -------            -------
Income (loss) from investment
   operations:
      Net investment income (loss)             .03               (.01)               .01                .12               .37
      Net realized and unrealized
         gain (loss) on investments          (4.93)              2.06               3.30               (.69)               .66
                                           --------           ---------          ---------          ---------          ---------
Total from investment operations             (4.90)              2.05               3.31               (.57)              1.03
                                           ---------          ---------          ---------          ---------           ---------
Less Distributions:
   From net interest income                    .00                .00               (.19)              (.37)               .00
   From net realized gain on
      investments                             (.50)              (.14)               .00               (.38)               .00
                                           ---------          ---------          ---------          ---------           ---------
   Total distributions                        (.50)              (.14)              (.19)              (.75)               .00
                                           ---------          ---------          ---------          ---------           ---------
Net asset value, end of period             $  9.56            $ 14.96            $ 13.05            $  9.93             $ 11.25
                                           =========          =========          =========          =========           =========
Total return*                               (32.75)%            15.71 %            33.33 %            (5.07)%             10.08 %

Ratios and Supplemental Data:
   Net assets, end of period               $865,459         $1,544,824           $722,172           $410,461            $127,534
   Ratio of expenses to average
      net assets                              1.83 %             1.81 %             2.01 %             1.17 %               .87 %
   Ratio of expenses to average
      net assets before expense
      reimbursement                           1.83 %             1.81 %             2.01 %             1.17 %              6.76 %
   Ratio of net investment income
      (loss) to average net assets             .25 %             (.09)%              .07 %             1.53 %              3.30 %
   Portfolio turnover rate                   37.51 %            55.83 %            42.00 %            30.00 %             31.00 %


*  Total return for period of less than one year is not annualized

                           The accompanying notes are an integral part
                                   of the financial statements

                                 THE ROCKWOOD GROWTH FUND, INC.
                                  NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

      The Rockwood Growth Fund, Inc. (the Fund), which was organized March 7, 1985, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management fund.

      SECURITY VALUATION

      Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period unless the average daily volume is less than 100,000 shares in which case the securities are valued at the mean between the bid and asked price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Investments in securities for which there is no active market are valued at fair value as determined in good faith by the Fund's Board of Directors.

      CASH

      The Fund must maintain an average minimum balance of $10,000 with the custodian Bank over the life of its account.

      TAXES ON INCOME

      As a qualified "regulated investment company" under Subchapter M of the Internal Revenue Code, the Fund will not be subject to income taxes to the extent that it distributes 98% of its taxable income for its fiscal year.

      SECURITY TRANSACTIONS

      Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

                                            Continued

                                 THE ROCKWOOD GROWTH FUND, INC.
                            NOTES TO FINANCIAL STATEMENTS, Continued

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued:

      LIQUIDATION PROVISIONS

      The Fund's articles of incorporation stipulate that the vote of two-thirds of the outstanding shares is required to liquidate the Fund.

2.    CAPITAL STOCK

      At October 31, 1995, there were 100,000,000 shares of $.10 par value capital stock authorized, and capital paid in aggregated $638,166. Transactions in capital stock were as follows:


                                           1995                           1994
                                    Shares       Amount       Shares      Amount

Beginning shares               42,993.736     $650,789     45,214.818   $687,174
Shares sold                     1,780.729       33,986        606.853      9,906
Shares redeemed                (3,466.886)     (58,644)    (2,827.935)  (46,291)
Reclassification of net
  equalization charges                          17,932
Reclassification of tax
  return of capital                             (5,897)
                               ----------     --------     ----------   --------
Ending shares                  41,307.579     $638,166     42,993.736   $650,789
                               ==========     ========     ==========   ========


      During fiscal year 1995, the Fund adopted Statement of Position 93-2 DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
      COMPANIES. Accordingly, on the Statement of Assets and Liabilities permanent book and tax basis differences relating to tax returns of capital distributed in prior years have been reclassified from accumulated net investment losses and accumulated net realized losses in capital stock. The reclassifications have no impact on the net asset value of the fund. The amounts reclassified are set forth below:

                                            Continued

                                 THE ROCKWOOD GROWTH FUND, INC.
                            NOTES TO FINANCIAL STATEMENTS, Continued

2.    CAPITAL STOCK, Continued:


            Accumulated                   Accumulated
             investment                   net realized                  Capital
            losses, net                      losses                      stock

               $3,713                        $2,184                     $(5,897)


      Prior to November 1, 1994, the Fund followed the accounting practice known as equalization by which a portion of the proceeds from sales and cost of reacquisitions of Fund shares was allocated to undistributed net investment income. As a result, undistributed net investment income per share was unaffected by sales or reacquisitions of Fund shares.
      Effective November 1, 1994, the Fund discontinued the use of equalization. This change had no effect on the Fund's net assets or net asset value per share. The effect of the change was to increase accumulated net investment losses and increase capital stock by $17,932.

3.    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      The Fund's investment portfolio and operations are managed by Aspen Securities and Advisory, Inc. (the "Advisor"). The Advisor receives a basic fee of 0.7% of the average net assets per annum. Effective November 1, 1994, the Advisor is required to reimburse the Fund if the aggregate annual expenses, as defined in the agreement, exceed 3% of the first $2,000,000 (2% prior to November 1, 1994), 1.50% of the next $28,000,000, and 1% over $30,000,000 of average net assets. The executive officer and a certain director of the Fund are affiliates of the Advisor. The Fund expended fees to the Advisor of $5,112 in 1995. The Advisor absorbed $5,103 of fees in 1995.

                                            Continued

                                 THE ROCKWOOD GROWTH FUND, INC.
                            NOTES TO FINANCIAL STATEMENTS, Continued

4.    INCOME TAX INFORMATION:

      At October 31, 1995, the net unrealized appreciation (depreciation) based on cost for income tax purposes of $532,714 was as follows:


      Aggregate gross unrealized appreciation for all
        investments in which there was an excess of
        value over tax cost                                           $671,060

      Aggregate gross unrealized depreciation for all
        investments in which there was an excess of
        tax cost over value                                           (487,919)
                                                                      --------
      Unrealized appreciation - net                                   $183,141
                                                                      ========


      At October 31, 1995, the Fund had a capital loss carryover of approximately $763 which will expire on October 31, 2000.

5.    OTHER INFORMATION:

      Proceeds from securities sold during the year totalled $302,743. The cost of securities purchased during the year totalled $219,822.

                                            Continued

                                   PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENT AND EXHIBITS

(a) Financial Statements included in Parts A and B of this Post-Effective Amendment are:

      (1)   Statement of Assets and Liabilities, as of October 31, 1995.

      (2)   Statement of Operations, for the year ended October 31, 1995.

      (3) Statement of Changes in Net Assets, for the years ended October 31, 1995 and 1994.

      (4)   Schedule of Portfolio Investments in Securities as of October 31,
            1995.

      (5) Financial highlights for the years ended October 31, 1986 through 1995.

      (6)   Notes to the Financial Statement.

(b)   Exhibits:

      (1) Charter as now in effect: The Articles of Incorporation are contained in the Fund's registration statement dated April 30, 1986 and incorporated herein by reference.

      (2) Copy of Existing By-Laws: The By-Laws are contained in the Fund's registration statement dated April 30, 1986 and incorporated herein by reference.

      (3)   Copy of Voting Trust Agreement:  Not Applicable.

      (4) Specimens of copies of each security issued by the Registrant, including copies of all constituent instruments, and copies of each security being registered: A specimen security is contained in the Fund's registration statement dated April 30, 1986 and incorporated herein by reference.

      (5) Copy of Investment Advisory Contracts: A copy of the Investment Advisory Contract is contained in the registration statement dated April 30, 1986 and incorporated herein by reference.

      (6)   Copy of Underwriting and Distribution Contract:  Not Applicable.

      (7) Copy of Bonus, Profit Sharing, Pension and Similar contracts: Not Applicable.

      (8) Copy of Custodian Agreement and Depository Contracts under Section 17(f) of the 1940 Act: A copy of the Custodian Agreement is contained in the Fund's registration statement dated April 30, 1986 and incorporated herein by reference.

      (9)   Copy of Other Material Contracts:

            A. A copy of the Registrant's Agency Agreement is contained in the Fund's registration statement dated April 30, 1986 and incorporated herein by reference.

            B. A facsimile of the Registrant's Share Purchase Application is contained in Post-Effective Amendment No. 15 and incorporated herein by reference.

            C. A copy of the Registrant's Pre-Authorized Check Plan is contained in Post-Effective Amendment No. 7 and incorporated herein by reference.

      (10)  Opinion and Consent of Counsel as to Legality of Securities:   A
            copy of the opinion and consent of the Fund's Counsel is contained in the Fund's registration statement dated April 30, 1986 and incorporated herein by reference.

      (11)  Copy of Opinions, Appraisals or Rulings, and Consents to the Use
            Thereof: The report of the Registrant's Independent Accountant, Coopers & Lybrand L.L.P., is included in this Post-Effective Amendment and their consent is attached.

      (12)  Financial Statements Omitted from Item 23:  Not Applicable.

      (13)  Copy of Agreement in Consideration for Initial Capital:  Not
            Applicable.

      (14)  Copy of the Model Plan Used in the Establishment of any Retirement
            Plan: A copy of Form 5305A and the Custodian Disclosure Statement used for the establishment of an IRA account is contained in the Registrant's registration statement dated April 30, 1986 and incorporated herein by reference. A revised version of the Custodian Disclosure Statement is contained in Post-Effective Amendment No. 7 and incorporated herein by reference.

      (15)  Copy of Registrant's Rule 12b-1 Plan:  Not Applicable.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

     Not Applicable.

ITEM 26.  NUMBER OF RECORD HOLDERS OF SECURITIES AS OF DECEMBER 31, 1995.


      TITLE OF CLASS                      NUMBER OF RECORD HOLDERS

      $.10 par value                                   108
      common stock


ITEM 27.  INDEMNIFICATION

      The Registrant has no formal indemnification contract or arrangement with any director, officer, underwriter, or affiliated person, other than such arrangement as is evidenced by the Registrant's By-Laws.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that claim for indemnification against such liabilities (other than the payment by the officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The following reasonable and fair means shall be used to determine whether indemnification shall be made:

      A final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act [15 U.S.C. 80a2(19)] nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in written opinion.

      The Fund may advance fees and costs to officers and directors for legal expenses incurred by them in the defense of proceedings brought against them only if one or more of the following conditions exist:

      1.  the indemnitee shall provide a security for this undertaking;

      2. the investment company shall be insured against losses arising by reason of any lawful advances; or,

      3. a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      The business activities of the Adviser, Aspen Securities and Advisory, Inc., and the activities of the officers and directors of the Adviser are disclosed in the Prospectus under the headings "Management of the Fund" and "Investment Adviser".

ITEM 29.  PRINCIPAL UNDERWRITERS

      Not Applicable.

ITEM 30.  LOCATION OF THE ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by the Registrant are maintained by Aspen Securities and Advisory, 545 Shoup Avenue, No. 303, Idaho Falls, Idaho 83402.

ITEM 31.  MANAGEMENT SERVICES

      There are no management related service contracts not discussed in Part A or Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

      Not Applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the County of Bonneville, and State of Idaho, this 28th day of February, 1996.

                              THE ROCKWOOD GROWTH FUND, INC.




                              By: ROSS H. FARMER
                                  ----------------------------
                                  Ross H. Farmer, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.




                              RONALD W. KIEHN
                              -----------------------------
                              Ronald W. Kiehn, Director
                              Date: February 28, 1996




                              JAMES C. HERNDON
                              -------------------------------
                              James C. Herndon, Director
                              Date: February 28, 1996

                                 THE ROCKWOOD GROWTH FUND, INC.
                                   SHARE PURCHASE APPLICATION
                                Minimum Initial Investment:  $100
                              Minimum Subsequent Investment:  None

                                    Date: February 28, 1996
Mail To:

The Rockwood Growth Fund, Inc.
c/o Aspen Securities & Advisory, Inc.
P.O. Box 50313
Idaho Falls, ID  83405

Gentlemen:

Enclosed is my check or money order for $_ _ _ _ _ _ _ _ _ made payable to THE ROCKWOOD GROWTH FUND, INC. for the purchase of full and fractional shares of the Fund in accordance with the provisions in the Fund's prospectus, the receipt of which is hereby acknowledged. I represent that I am of legal age and have legal capacity to make this purchase.

This is (please check appropriate box):

/  /  An initial purchase
/  /  A subsequent purchase for Account No.---------------

                                     REGISTRATION OF SHARES

Name:------------------------------------------------------------

-----------------------------------------------------------------

Address: (street address)----------------------------------------

City------------------------------- State ------ Zip Code -------

If more than one name, shares will be registered as joint tenants with right of survivorship and not as tenants in common, unless otherwise instructed.

Owner's Social Security or Taxpayer Identification Number--------
I am a U.S. Citizen:  Yes /  /  No /  /

All dividends and distributions will be reinvested in additional shares unless I instruct you otherwise in writing. I understand that certificates for the full share purchase hereby will be issued only upon request.

-------------------------------  --------------------------------
Signature of Owner, Trustee      Signature of Joint Owner
or Custodian                     (if any)